Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following table summarizes financial assets and liabilities carried at fair value, including derivative instruments on a gross basis, and the location of these instruments on the Condensed Consolidated Balance Sheets as of September 30, 2013, December 31, 2012 and September 30, 2012:

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

September 30, 2013
Derivatives recorded in "Investments & other assets, net":
Currency hedge portfolio	Gross amounts of recognized assets	$515	$—	$515	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(465)	—	(465)	—
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	196	—	196	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	(137)	—	(137)	—
Bunker fuel forward contracts[2]	Gross amounts of recognized assets	22	—	22	—
Bunker fuel forward contracts[2]	Gross amounts offset in the balance sheets	(70)	—	(70)	—
Net amount recorded in investments & other assets, net		61	—	61	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	1,163	—	1,163	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(10,913)	—	(10,913)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	1,212	—	1,212	—
Bunker fuel forward contracts[1]	Gross amounts of recognized liabilities	(611)	—	(611)	—
Bunker fuel forward contracts[2]	Gross amounts offset in the balance sheets	282	—	282	—
Bunker fuel forward contracts[2]	Gross amounts of recognized liabilities	(203)	—	(203)	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	17	—	17	—
30-day euro forward contracts	Gross amounts of recognized liabilities	(108)	—	(108)	—
Net amount recorded in accrued liabilities		(9,161)	—	(9,161)	—
Derivatives recorded in "Other liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	196	—	196	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(233)	—	(233)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	145	—	145	—
Bunker fuel forward contracts[1]	Gross amounts of recognized liabilities	(835)	—	(835)	—
Bunker fuel forward contracts[2]	Gross amounts offset in the balance sheets	12	—	12	—
Bunker fuel forward contracts[2]	Gross amounts of recognized liabilities	(236)	—	(236)	—
Net amount recorded in other liabilities		(951)	—	(951)	—
September 30, 2013		$(10,051)	$—	$(10,051)	$—

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

December 31, 2012
Derivatives recorded in "Other current assets":
Currency hedge portfolio	Gross amounts of recognized assets	$192	$—	$192	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(2,550)	—	(2,550)	—
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	4,001	—	4,001	—
30-day euro forward contracts	Gross amounts of recognized assets	4	—	4	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	(11)	—	(11)	—
Net amount recorded in other current assets		1,636	—	1,636	—
Derivatives recorded in "Investments & other assets, net":
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	1,889	—	1,889	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	(1,059)	—	(1,059)	—
Net amount recorded in investments & other assets, net		830	—	830	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	1,992	—	1,992	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(22,849)	—	(22,849)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	3,741	—	3,741	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	1	—	1	—
30-day euro forward contracts	Gross amounts of recognized liabilities	(24)	—	(24)	—
Net amount recorded in accrued liabilities		(17,139)	—	(17,139)	—
Available-for-sale investment recorded in "Other current assets":
Available-for-sale investment		1,668	1,668	—	—
December 31, 2012		$(13,005)	$1,668	$(14,673)	$—

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

September 30, 2012
Derivatives recorded in "Other current assets":
Currency hedge portfolio	Gross amounts of recognized assets	$1,725	$—	$1,725	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(4,963)	—	(4,963)	—
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	9,105	—	9,105	—
30-day euro forward contracts	Gross amounts offset in the balance sheet	(14)	—	(14)	—
Net amount recorded in other current assets		5,853	—	5,853	—
Derivatives recorded in "Investments & other assets, net":
Currency hedge portfolio	Gross amounts of recognized assets	522	—	522	—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(1,152)	—	(1,152)	—
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	1,760	—	1,760	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	(123)	—	(123)	—
Net amount recorded in investments & other assets, net		1,007	—	1,007	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	2,960	—	2,960	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(12,217)	—	(12,217)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	2,202	—	2,202	—
30-day euro forward contracts	Gross amounts of recognized liabilities	(49)	—	(49)	—
	Net amount recorded in accrued liabilities	(7,104)	—	(7,104)	—
Derivatives recorded in "Other liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	2,133	—	2,133	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(4,626)	—	(4,626)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	1,203	—	1,203	—
Bunker fuel forward contracts[1]	Gross amounts of recognized liabilities	(1,096)	—	(1,096)	—
Net amount recorded in other liabilities		(2,386)		(2,386)
Available-for-sale investment recorded in "Investments & other assets, net":
Available-for-sale investment		5,566	5,566	—	—
September 30, 2012		$2,936	$5,566	$(2,630)	$—

[1] Bunker fuel forward contracts designated as cash flow hedges.
[2] Bunker fuel forward contracts not designated as hedging instruments.